Events during and after the reporting period	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events during and after the reporting period
Note 27 – Events during and after the reporting period
-      COVID 19 - In the first quarter of 2020, the corona virus began to spread around the world, an event declared by the World Health Organization as a global epidemic (the "crisis"). As part of dealing with the crisis, many countries around the world, including Israel, have imposed restrictions on various activities in the economy, including movement and gatherings restrictions. The crisis and the restrictions imposed and still pose challenges that were reflected in an unprecedented decline in business activity, both in terms of its intensity and in terms of the speed with which it occurred. In December 2020, the US Food and Drug Administration approved, for the first time, the use of the vaccine to prevent the corona pandemic. In mid-December, an extensive vaccination campaign began in Israel, and as of the date of the report, a significant proportion of the population has been immunized and the morbidity indices have declined significantly. Thus, the government has approved measures to alleviate the limitations, however, the development of different mutations of the virus still leads to significant uncertainty regarding the continued spread of the virus and its intensity and how and when to exit the crisis. It should be emphasized that this is an ongoing event whose scope and duration are not under the Company's control and therefore the Company is unable to assess the full extent of the economic impacts on its areas of activity.

The company is defined as an essential enterprise according to the Labor Service Law in Emergencies. The Company's business activity in the food sector during 2020 was characterized by an increase in demand for the company's products.

During 2020, revenues of the Company increased by NIS 58.5 million, or 14.8%, to NIS 454.1 million from NIS 395.6 million recorded in fiscal year 2019. Revenues increased primarily due to the COVID-19 pandemic, which led to an increase in demand for the Company's line of products, primarily in retail chains, and due to a redirection of resources in favor of sales, increasing the variety of the Company's products, improving the company visibility in the stores and improved inventory management. During 2020, the Company received many requests from its customers, mainly in the institutional market, to defer payments and / or payment layout, as a result of their inability to meet payments due to the reduction and / or cessation of their business activities. The Company has reached agreements with its customers and most of their debts are insured with credit insurance and / or through deposits and / or bank guarantees and / or promissory notes and / or personal guarantees, so that the effect of deferred payments and / or spread of debts on the Company's financial results is not material. The Company purchases its goods from about 135 suppliers around the world, including the Far East, Europe, the United States, South America and Israel. As the crisis continues, the Company estimates that various restrictions on the production of products by some of its suppliers may apply, which may make it difficult for the Company to import goods in sufficient quantities from those suppliers. It will be clarified that at the  date of the report, the Company is not dependent on any of its suppliers.

The Company holds a diverse portfolio of securities traded on the Tel Aviv Stock Exchange and other world exchanges, which totaled NIS 168.4 million as of December 31, 2020 (in addition to NIS 201.8 million in cash and cash equivalents) ("Investment Portfolio"). The uncertainty resulting from the crisis led to high volatility in the financial markets and sharp declines in the capital markets in Israel and around the world during the first quarter of 2020, during which there was a significant decline in the value of the Company's securities portfolio. As of the second quarter of 2020, capital markets in Israel and around the world have recovered and the company ended 2020 with a profit of 10.2 from the securities portfolio.

- On January 22, 2020, the Company announced that Mr. Michael Luboschitz submitted notice of his resignation as CEO of the Company for personal reasons, effective as of March 2, 2020.
-      On January 27, 2020, the Company announced that its Board of Directors has approved the appointment of Mrs. Einat Peled Shapira as the Company’s new CEO, effective as of March 10, 2020. On March 2, 2021, Mrs. Einat Peled Shapira submitted notice of her resignation as CEO of the Company, effective as of April 1, 2021.

- On June 15, 2020 the Company Ordinary Shares began trading for dual listing on the Tel-Aviv Stock Exchange. The Company's ordinary shares will continue to be traded on the Nasdaq Capital Market.
-      In September 2020, the Company announced the completion of a private placement to classified institutional investors in Israel of 650,000 ordinary shares for NIS 66 per share and of stock option (not listed for trading) for the purchase of up to 650,000 ordinary shares of the Company for a period of twelve months from the allotment date at an exercise price of 73 NIS. The issue of shares was taken in to account for calculation of the basic and diluted earnings per share.